BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Debt Instrument [Line Items]
Interest expense	$ 119,999	$ 94,267
HKMC Insurance Limited [Member] | Minimum [Member]
Debt Instrument [Line Items]
Subsidiary percentage	80.00%
HKMC Insurance Limited [Member] | Maximum [Member]
Debt Instrument [Line Items]
Subsidiary percentage	100.00%